Supplement to the

Fidelity® Global Balanced Fund

A Fund of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2007

The following information supplements information found in the "Management Contracts" section on page 38.

The following table provides information relating to other accounts managed by Ms. Reilly as of May 31, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 1,646	$ 70	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,553	none	none

* Includes Global Balanced ($70 (in millions) assets managed).

As of May 31, 2007, the dollar range of shares of Global Balanced beneficially owned by Ms. Reilly was none.

The following table provides information relating to other accounts managed by Mr. Tucker as of April 30, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	none	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	none	$ 79	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Global Balanced ($24 (in millions) assets managed).

As of April 30, 2007, the dollar range of shares of Global Balanced beneficially owned by Mr. Tucker was none.

GBLB-07-01 July 5, 2007
1.850948.100